Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real estate assets and lease intangibles:
Land	$ 26,666,657		$ 27,407,677				$ 26,816,105
Buildings and improvements	136,030,293		141,652,284				141,809,172
Tenant improvements	15,274,081		14,739,858				12,736,649
Lease intangibles	5,321,296		5,321,296				6,552,142
Real estate assets and lease intangibles held for investment, cost	183,292,327		189,121,115				187,914,068
Accumulated depreciation and amortization	(31,698,035)		(30,204,185)				(26,310,016)
Real estate assets and lease intangibles held for investment, net	151,594,292		155,088,209				161,604,052
Real estate assets held for sale, net	24,921,374		45,118,411				49,504,013
Real estate assets, net	176,515,666		200,206,620				211,108,065
Cash, cash equivalents and restricted cash	8,657,989		10,391,275				9,776,215
Deferred leasing costs, net	1,674,881		2,053,927				2,096,553
Goodwill	2,423,000		2,423,000				2,423,000
Other assets, net	4,949,592		5,709,586				7,646,207
TOTAL ASSETS	194,221,128		220,784,408				233,050,040
Liabilities:
Mortgage notes payable related to real estate assets held for investment, net	111,301,705		115,540,245				116,478,878
Mortgage notes payable related to real estate assets held for sale, net	14,229,223		26,852,747				33,235,298
Mortgage notes payable, total net	125,530,928		142,392,992				149,714,176
Note payable, net	8,250,821		12,238,692
Accounts payable and accrued liabilities	4,957,035		5,673,815				5,751,245
Accrued real estate taxes	1,270,148		2,987,601				3,094,380
Lease liability, net	115,090		560,188
Below-market leases, net	226,346		309,932	$ 310,000			495,927
Total liabilities	140,350,368		164,163,220				176,908,997
Commitments and contingencies
Stockholders’ Equity:
Additional paid-in capital	153,376,678		152,129,120				151,670,625
Dividends in excess of accumulated losses	(116,067,090)		(113,037,144)				(111,343,840)
Total stockholders’ equity before noncontrolling interest	37,398,838		39,180,794				40,415,393
Noncontrolling interest	16,471,922		17,440,394				15,725,650
Total equity	53,870,760	$ 55,411,597	56,621,188		$ 53,066,405	$ 55,098,982	56,141,043	$ 52,042,168
TOTAL LIABILITIES AND EQUITY	194,221,128		220,784,408				233,050,040
Common Class A [Member]
Stockholders’ Equity:
Common stock Series A, $0.01 par value, shares authorized: 100,000,000; 8,881,842 and 8,860,711 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively	$ 89,250		$ 88,818				$ 88,608